Accrued Settlement Cost - Settlement cost maturities (Details) - Angel Studios, Inc. CIK: 0001671941	Dec. 31, 2024 USD ($)
Short term and long term maturities of settlement cost
2025	$ 280,238
2026	309,331
2027	341,443
2028	376,890
2029	416,016
Thereafter	2,648,053
Total	$ 4,371,971